WST INVESTMENT TRUST

FILED VIA EDGAR

March 20, 2017

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	WST Investment Trust
File Nos. 333-189704; 811-22858

Ladies and Gentlemen:

On behalf of WST Investment Trust (the "Registrant") and pursuant to Rule 497 under the Securities Act of 1933 (the "Securities Act"), the purpose of this filing is to submit an exhibit containing interactive data format Risk/Return Summary information using the eXtensible Business Reporting Language (XBRL). The interactive data file included as an exhibit to this filing relates to a supplement to the Prospectus of the WSTCM Sector Select Risked-Managed Fund and the WSTCM Credit Select Risked-Managed Fund, each a series of the Registrant, as filed with the Securities & Exchange Commission pursuant to Rule 497(e) under the Securities Act on March 13, 2017 (accession number 0001398344-17-003420). The Prospectus is incorporated by reference into this Rule 497 filing.

Please contact the undersigned at 513/346-4190 if you have any questions concerning this filing.

Very truly yours,

/s/ Simon H. Berry

Simon H. Berry
Assistant Secretary